LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of basic and diluted net loss per share

	Six months ended June 30,
	2024	2025	2025
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Loss for the period attributable to owners of the Company	(122)	(1,274)	(178)

Weighted average number of ordinary shares for basic and diluted loss per share*	1,256,388	1,256,388	1,256,388

Loss per share:
Basic and diluted *	(0.10)	(1.01)	(0.14)